Document and Entity Information	Nov. 05, 2020
Cover [Abstract]
Entity Registrant Name	CRH Medical Corp
Entity Address, Country	CA
Entity Tax Identification Number	00-0000000
Security 12b Title	Common Shares, no par value
Trading Symbol	CRHM
Security Exchange Name	NYSEAMER
Amendment Flag	false
Entity Central Index Key	0001461119
Document Type	8-K
Document Period End Date	Nov. 05, 2020
Entity Incorporation State Country Code	A1
Entity File Number	001-37542
Entity Address, Address Line One	Suite 578 - 999 Canada Place
Entity Address, Address Line Two	World Trade Center
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6C 3E1
City Area Code	(604)
Local Phone Number	633-1440
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true